Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
Gain on sales-type leases	$ 0	$ 33,834	$ 0
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	1 year
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	58 years
Operating lease renewal term	10 years